Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Philadelphia Gold & Silver (“XAU”) Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	152.80%	20.89%	23.91%
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	159.07%	21.79%	22.26%
Lipper Precious Metals Fund Average
Prospectus [Line Items]
Average Annual Return, Percent	151.44%	18.76%	19.63%
GABELLI GOLD FUND INC CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	167.26%	21.82%	21.08%
GABELLI GOLD FUND INC CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	156.44%	20.67%	20.32%
GABELLI GOLD FUND INC CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	102.63%	17.62%	18.05%
GABELLI GOLD FUND INC CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	151.93%	20.38%	20.37%
GABELLI GOLD FUND INC CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	164.17%	20.90%	20.19%
GABELLI GOLD FUND INC CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	167.85%	22.12%	21.39%